Average Annual Total Returns - FidelityStrategicRealReturnFund-AMCIZPRO - FidelityStrategicRealReturnFund-AMCIZPRO - Fidelity Strategic Real Return Fund	Nov. 29, 2023
Fidelity Advisor Strategic Real Return Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(7.43%)
Past 5 years	3.15%
Past 10 years	1.82%
Fidelity Advisor Strategic Real Return Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.90%)
Past 5 years	1.12%
Past 10 years	0.36%
Fidelity Advisor Strategic Real Return Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.34%)
Past 5 years	1.56%
Past 10 years	0.74%
Fidelity Advisor Strategic Real Return Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(5.14%)
Past 5 years	3.22%
Past 10 years	1.61%
Fidelity Advisor Strategic Real Return Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(7.43%)
Past 5 years	3.14%
Past 10 years	1.81%
Fidelity Advisor Strategic Real Return Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(3.33%)
Past 5 years	4.27%
Past 10 years	2.51%
Fidelity Advisor Strategic Real Return Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(3.15%)
Since Inception	4.77%	[1]
LB124
Average Annual Return:
Past 1 year	(11.85%)
Past 5 years	2.11%
Past 10 years	1.12%
F0665
Average Annual Return:
Past 1 year	(2.38%)
Past 5 years	4.31%
Past 10 years	2.38%

[1]	AFrom October 2, 2018.